Schedule of Investments (unaudited) March 31, 2021	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 8.5%
A O Smith Corp.(a)	76,870	$5,197,181
Johnson Controls International PLC(a)	223,309	13,324,848
Kingspan Group PLC	113,065	9,565,205
Trane Technologies PLC(a)	73,800	12,218,328

		40,305,562

Chemicals — 4.2%
Air Liquide SA	35,489	5,794,499
LG Chem Ltd.	2,700	1,932,180
Linde PLC(b)	27,272	7,649,906
Sika AG, Registered Shares	16,890	4,829,769

		20,206,354

Commercial Services & Supplies(a) — 4.7%
Waste Connections, Inc.	84,800	9,156,704
Waste Management, Inc.	101,500	13,095,530

		22,252,234

Construction & Engineering — 4.1%
Quanta Services, Inc.(a)	78,710	6,924,906
Vinci SA	122,600	12,556,909

		19,481,815

Electric Utilities — 31.2%
American Electric Power Co., Inc.(a)	116,350	9,854,845
Duke Energy Corp.(a)	105,518	10,185,653
Edison International(a)	173,550	10,170,030
EDP - Energias de Portugal SA	1,228,650	7,017,644
Enel SpA	2,776,325	27,617,078
Exelon Corp.(a)	140,258	6,134,885
FirstEnergy Corp.(a)	179,500	6,226,855
Iberdrola SA	1,428,761	18,440,905
Neoenergia SA	1,423,250	4,210,088
NextEra Energy, Inc.(a)(c)	486,630	36,794,094
PPL Corp.(a)	237,000	6,835,080
Xcel Energy, Inc.(a)	75,240	5,004,212

		148,491,369

Electrical Equipment — 8.8%
Eaton Corp. PLC(a)	50,690	7,009,413
Prysmian SpA	153,950	4,998,773
Schneider Electric SE	76,282	11,620,428
Vestas Wind Systems A/S	67,960	14,019,245
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(d)	2,357,600	4,473,149

		42,121,008

Electronic Equipment, Instruments & Components — 2.3%
Hexagon AB, B Shares	52,700	4,864,645
Rogers Corp.(a)(b)	21,246	3,998,710
Samsung SDI Co. Ltd.	3,250	1,911,071

		10,774,426

Independent Power and Renewable Electricity Producers — 5.8%
AES Corp.(a)	347,340	9,312,186
China Longyuan Power Group Corp. Ltd., Class H	5,366,000	7,328,666
EDP Renovaveis SA	507,942	10,843,841

		27,484,693

Security	Shares	Value

Machinery — 2.9%
Atlas Copco AB, B Shares	261,000	$13,602,648

Multi-Utilities — 14.1%
CMS Energy Corp.(a)	162,960	9,976,411
Dominion Energy, Inc.(a)(c)	168,148	12,772,522
National Grid PLC	984,924	11,691,603
Public Service Enterprise Group, Inc.(a)	190,892	11,493,607
RWE AG	401,350	15,749,681
Sempra Energy(a)	41,700	5,528,586

		67,212,410

Oil, Gas & Consumable Fuels — 8.2%
Enterprise Products Partners LP(a)	220,813	4,862,302
Kinder Morgan, Inc.(a)	714,050	11,888,932
TC Energy Corp.	246,250	11,288,663
Williams Cos., Inc.(a)	464,555	11,005,308

		39,045,205

Semiconductors & Semiconductor Equipment — 4.0%
Canadian Solar, Inc.(b)	63,290	3,141,082
First Solar, Inc.(a)(b)	21,534	1,879,918
Infineon Technologies AG	113,600	4,833,405
Maxim Integrated Products, Inc.(a)	51,640	4,718,347
ON Semiconductor Corp.(a)(b)	113,480	4,721,903

		19,294,655

Total Long-Term Investments — 98.8% (Cost: $310,548,170)		470,272,379

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(e)(f)	9,860,730	9,860,730
SL Liquidity Series, LLC, Money Market Series, 0.16%(e)(f)(g)	960,821	961,109

Total Short-Term Securities — 2.3% (Cost: $10,821,840)		10,821,839

Total Investments Before Options Written — 101.1% (Cost: $321,370,010)		481,094,218

Options Written — (1.2)% (Premiums Received: $(4,157,321))		(5,803,264)

Total Investments, Net of Options Written — 99.9% (Cost: $317,212,689)		475,290,954

Other Assets Less Liabilities — 0.1%		377,527

Net Assets — 100.0%		$475,668,481

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$8,385,590	$1,475,140	(a)	$—	$—	$—	$9,860,730	9,860,730	$526		$—
SL Liquidity Series, LLC, Money Market Series	—	961,092	(a)	—	18	(1)	961,109	960,821	9,346	(b)	—

					$18	$(1)	$10,821,839		$9,872		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Enterprise Products Partners LP	80	04/09/21	USD	22.00	USD	176	$(2,640)
First Solar, Inc.	75	04/09/21	USD	88.00	USD	655	(16,913)
Kinder Morgan, Inc.	409	04/09/21	USD	15.50	USD	681	(44,785)
A O Smith Corp.	269	04/16/21	USD	65.00	USD	1,819	(84,735)
AES Corp.	390	04/16/21	USD	29.00	USD	1,046	(2,925)
American Electric Power Co., Inc.	130	04/16/21	USD	80.00	USD	1,101	(63,700)
American Electric Power Co., Inc.	158	04/16/21	USD	85.00	USD	1,338	(16,195)
CMS Energy Corp.	319	04/16/21	USD	57.00	USD	1,953	(139,229)
Dominion Energy, Inc.	318	04/16/21	USD	75.00	USD	2,416	(52,470)
Duke Energy Corp.	190	04/16/21	USD	92.50	USD	1,834	(81,700)
Eaton Corp. PLC	74	04/16/21	USD	135.00	USD	1,023	(36,260)
Edison International	438	04/16/21	USD	60.00	USD	2,567	(19,710)
Enterprise Products Partners LP	250	04/16/21	USD	23.00	USD	551	(3,875)
Exelon Corp.	130	04/16/21	USD	43.00	USD	569	(15,600)
FirstEnergy Corp.	151	04/16/21	USD	33.00	USD	524	(26,048)
FirstEnergy Corp.	477	04/16/21	USD	36.00	USD	1,655	(8,348)
Kinder Morgan, Inc.	408	04/16/21	USD	16.00	USD	679	(32,232)
Maxim Integrated Products, Inc.	90	04/16/21	USD	95.00	USD	822	(11,925)
NextEra Energy, Inc.	1,177	04/16/21	USD	77.50	USD	8,899	(88,275)
NextEra Energy, Inc.	526	04/16/21	USD	81.81	USD	3,977	(6,357)
PPL Corp.	357	04/16/21	USD	29.00	USD	1,030	(12,495)
Public Service Enterprise Group, Inc.	435	04/16/21	USD	60.00	USD	2,619	(44,587)
Quanta Services, Inc.	107	04/16/21	USD	78.00	USD	941	(108,050)
Rogers Corp.	74	04/16/21	USD	190.00	USD	1,393	(43,290)
Sempra Energy	76	04/16/21	USD	130.00	USD	1,008	(30,020)
Trane Technologies PLC	145	04/16/21	USD	155.00	USD	2,401	(170,375)
Waste Connections, Inc.	112	04/16/21	USD	105.00	USD	1,209	(32,480)
Waste Management, Inc.	181	04/16/21	USD	115.00	USD	2,335	(256,115)
Williams Cos., Inc.	415	04/16/21	USD	24.00	USD	983	(17,223)
Xcel Energy, Inc.	138	04/16/21	USD	63.00	USD	918	(50,053)
Eaton Corp. PLC	103	04/23/21	USD	140.00	USD	1,424	(26,780)
Enterprise Products Partners LP	40	04/23/21	USD	24.00	USD	88	(340)
Johnson Controls International PLC	155	04/23/21	USD	63.00	USD	925	(8,138)
Johnson Controls International PLC	235	04/23/21	USD	62.00	USD	1,402	(14,100)
Williams Cos., Inc.	415	04/23/21	USD	24.00	USD	983	(20,750)
Public Service Enterprise Group, Inc.	233	04/28/21	USD	59.56	USD	1,403	(38,971)
Enterprise Products Partners LP	402	04/30/21	USD	23.00	USD	885	(12,261)
Johnson Controls International PLC	391	04/30/21	USD	62.00	USD	2,333	(33,235)
Kinder Morgan, Inc.	599	04/30/21	USD	16.50	USD	997	(33,844)
ON Semiconductor Corp.	122	04/30/21	USD	45.00	USD	508	(12,810)
Kinder Morgan, Inc.	657	05/07/21	USD	17.00	USD	1,094	(27,594)

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
ON Semiconductor Corp.	275	05/07/21	USD	44.50	USD	1,144	$ (44,687)
AES Corp.	825	05/21/21	USD	29.00	USD	2,212	(41,250)
American Electric Power Co., Inc.	119	05/21/21	USD	85.00	USD	1,008	(23,800)
Dominion Energy, Inc.	270	05/21/21	USD	75.00	USD	2,051	(73,575)
Duke Energy Corp.	179	05/21/21	USD	92.50	USD	1,728	(90,395)
Edison International	169	05/21/21	USD	61.00	USD	990	(14,311)
Exelon Corp.	340	05/21/21	USD	44.00	USD	1,487	(41,650)
Kinder Morgan, Inc.	426	05/21/21	USD	17.00	USD	709	(20,235)
Maxim Integrated Products, Inc.	90	05/21/21	USD	95.00	USD	822	(27,225)
Quanta Services, Inc.	168	05/21/21	USD	95.00	USD	1,478	(32,760)
Sempra Energy	69	05/21/21	USD	130.00	USD	915	(42,435)
TC Energy Corp.	455	05/21/21	CAD	60.00	CAD	2,621	(19,732)
Trane Technologies PLC	113	05/21/21	USD	170.00	USD	1,871	(57,630)
Waste Connections, Inc.	184	05/21/21	USD	105.00	USD	1,987	(93,840)
Waste Management, Inc.	173	05/21/21	USD	125.00	USD	2,232	(106,395)
Williams Cos., Inc.	415	05/21/21	USD	24.00	USD	983	(34,860)
Williams Cos., Inc.	380	05/21/21	USD	25.00	USD	900	(19,380)

							$ (2,531,593)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Enel SpA	Credit Suisse International	437,000	04/13/21	EUR	8.14	EUR	3,707	$ (201,038)
Infineon Technologies AG	UBS AG	20,100	04/13/21	EUR	36.04	EUR	729	(29,808)
Kingspan Group PLC	Barclays Bank PLC	39,500	04/13/21	EUR	61.71	EUR	2,850	(483,186)
Vinci SA	UBS AG	24,800	04/13/21	EUR	90.36	EUR	2,166	(21,562)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	81,900	04/14/21	EUR	18.15	EUR	1,491	(69,997)
Neoenergia SA	Credit Suisse International	250,000	04/14/21	USD	16.04	USD	4,163	(33,858)
Schneider Electric SE	Morgan Stanley & Co. International PLC	17,100	04/14/21	EUR	127.34	EUR	2,221	(73,707)
Atlas Copco AB, B Shares	UBS AG	33,700	04/15/21	SEK	429.72	SEK	15,339	(103,499)
Hexagon AB, B Shares	Goldman Sachs + Co Llc	7,600	04/15/21	SEK	745.15	SEK	6,127	(54,573)
Iberdrola SA	Credit Suisse International	248,900	04/15/21	EUR	10.50	EUR	2,739	(159,257)
Linde PLC	Credit Suisse International	4,800	04/15/21	EUR	211.34	EUR	1,148	(156,962)
RWE AG	Credit Suisse International	51,100	04/15/21	EUR	32.17	EUR	1,710	(93,157)
Sika AG, Registered Shares	UBS AG	3,400	04/15/21	CHF	254.24	CHF	919	(61,575)
EDP Renovaveis SA	Credit Suisse International	61,300	04/20/21	EUR	18.12	EUR	1,116	(63,355)
Atlas Copco AB, B Shares	Morgan Stanley & Co. International PLC	32,300	04/21/21	SEK	430.97	SEK	14,702	(100,953)
Enel SpA	Credit Suisse International	276,700	04/21/21	EUR	8.11	EUR	2,347	(140,367)
Iberdrola SA	Credit Suisse International	242,700	04/21/21	EUR	10.72	EUR	2,671	(116,596)
Infineon Technologies AG	Goldman Sachs + Co Llc	16,800	04/21/21	EUR	36.14	EUR	610	(29,043)
RWE AG	Goldman Sachs + Co Llc	40,500	04/21/21	EUR	32.16	EUR	1,355	(79,151)
Samsung SDI Co. Ltd.	Jpmorgan Chase Bank, N.a.	1,200	04/21/21	USD	726,964.13	USD	798,593	(7,817)
Vestas Wind Systems A/S	Barclays Bank PLC	16,000	04/21/21	DKK	1,201.53	DKK	20,936	(303,603)
Neoenergia SA	Credit Suisse International	250,000	04/22/21	USD	16.04	USD	4,163	(37,570)
Exelon Corp.	Barclays Bank PLC	2,000	04/26/21	USD	42.18	USD	87	(3,928)
LG Chem Ltd.	Morgan Stanley & Co. International PLC	1,000	04/27/21	USD	914,807.65	USD	809,906	(8,719)
Linde PLC	Credit Suisse International	4,700	04/27/21	EUR	229.39	EUR	1,124	(66,785)
Atlas Copco AB, B Shares	Credit Suisse International	25,300	04/29/21	SEK	442.78	SEK	11,516	(51,843)
EDP - Energias de Portugal SA	Credit Suisse International	260,600	04/29/21	EUR	5.01	EUR	1,269	(28,937)
RWE AG	Morgan Stanley & Co. International PLC	41,400	04/29/21	EUR	33.62	EUR	1,385	(33,393)
Schneider Electric SA	Credit Suisse International	9,500	04/29/21	EUR	132.25	EUR	1,234	(21,747)
TC Energy Corp.	Credit Suisse International	40,600	04/29/21	CAD	58.57	CAD	2,339	(21,849)
Air Liquide SA	UBS AG	12,400	05/04/21	EUR	137.38	EUR	1,726	(58,896)
EDP Renovaveis SA	Credit Suisse International	34,500	05/04/21	EUR	18.56	EUR	628	(37,076)
Enel SpA	Goldman Sachs International	258,000	05/04/21	EUR	8.35	EUR	2,188	(95,050)
National Grid PLC	Credit Suisse International	218,000	05/04/21	GBP	8.73	GBP	1,877	(45,234)
Sika AG, Registered Shares	UBS AG	2,600	05/04/21	CHF	271.82	CHF	703	(15,804)
EDP - Energias de Portugal SA	Credit Suisse International	170,000	05/06/21	EUR	4.92	EUR	828	(28,574)

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
National Grid PLC	Credit Suisse International	124,400	05/06/21	GBP	8.78	GBP	1,071	$ (22,453)
PPL Corp.	Credit Suisse International	47,200	05/06/21	USD	28.57	USD	1,361	(42,387)
Xcel Energy, Inc.	Barclays Bank PLC	12,500	05/06/21	USD	64.16	USD	831	(38,125)
Xinjiang Goldwind Science & Technology Co. Ltd.,Class H	Goldman Sachs + Co Llc	400,000	05/06/21	HKD	15.71	HKD	5,900	(41,314)
Hexagon AB, B Shares	Credit Suisse International	10,800	05/11/21	SEK	787.48	SEK	8,707	(42,477)
Vinci SA	Morgan Stanley & Co. International PLC	18,100	05/11/21	EUR	94.27	EUR	1,581	(12,569)
Xinjiang Goldwind Science & Technology Co.
Ltd.,Class H	JPMorgan Chase Bank N.A.	425,000	05/13/21	HKD	15.31	HKD	6,269	(58,997)
CMS Energy Corp.	Credit Suisse International	25,100	05/21/21	USD	58.84	USD	1,537	(74,880)

								$ (3,271,671)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s investments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Building Products	$30,740,357	$9,565,205	$—	$40,305,562
Chemicals	—	20,206,354	—	20,206,354
Commercial Services & Supplies	22,252,234	—	—	22,252,234
Construction & Engineering	6,924,906	12,556,909	—	19,481,815
Electric Utilities	95,415,742	53,075,627	—	148,491,369
Electrical Equipment	7,009,413	35,111,595	—	42,121,008
Electronic Equipment, Instruments & Components	3,998,710	6,775,716	—	10,774,426
Independent Power and Renewable Electricity Producers	9,312,186	18,172,507	—	27,484,693
Machinery	—	13,602,648	—	13,602,648
Multi-Utilities	39,771,126	27,441,284	—	67,212,410
Oil, Gas & Consumable Fuels	39,045,205	—	—	39,045,205
Semiconductors & Semiconductor Equipment	14,461,250	4,833,405	—	19,294,655

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$9,860,730	$—	$—	$9,860,730

	$278,791,859	$201,341,250	$—	480,133,109

Investments Valued at NAV(a)				961,109

				$481,094,218

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(2,174,622)	$(3,628,642)	$—	$(5,803,264)

(a)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

LP	Limited Partnership

SCHEDULE OF INVESTMENTS	5